Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2013, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $23 million) was as follows:

(Millions)
2014	$237
2015	196
2016	157
2017	132
2018	114
Thereafter	922
Total	$1,758